Subsequent Events (Details) - Subsequent Events [Member] - USD ($)	1 Months Ended
	May 31, 2020	Mar. 31, 2020
Subsequent Events (Textual)
Advances to a related party	$ 600,000
Description of premises judicially frozen by the court		The Company received a notice from the court, pursuant to which certain premises including factory buildings and warehouses would be judicially frozen for a period of three years starting April 2020.
Related party amount	$ 370,000
Yuxiang Qi [Member]
Subsequent Events (Textual)
Borrowed amount		$ 50,000
An individual [Member]
Subsequent Events (Textual)
Borrowed amount		$ 100,000